Document and Entity Information	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	TARGET HOSPITALITY CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38343
Entity Tax Identification Number	98-1378631
Entity Address, Address Line One	9320 Lakeside Boulevard
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77381
City Area Code	800
Local Phone Number	832-4242
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001712189
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	TH
Security Exchange Name	NASDAQ